Horizon International Managed Risk ETF
Schedule of Investments
February 28, 2026 (Unaudited)

COMMON STOCKS - 83.7%	Shares	Value
Australia - 1.7%
Banks - 0.1%
ANZ Group Holdings Ltd.	18,744	$534,098

Broadline Retail - 0.1%
Wesfarmers Ltd.	9,230	522,985

Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd.	41,322	604,602

Diversified Telecommunication Services - 0.1%
Telstra Group Ltd.	132,060	486,817

Insurance - 0.1%
Suncorp Group Ltd.	40,044	416,914

Metals & Mining - 0.8%
Evolution Mining Ltd.	91,164	1,075,654
Fortescue Ltd.	65,746	989,098
Rio Tinto Ltd.	10,650	1,268,202
		3,332,954
Oil, Gas & Consumable Fuels - 0.3%
Woodside Energy Group Ltd.	54,386	1,095,701
Total Australia		6,994,071

Belgium - 0.7%
Banks - 0.2%
KBC Group NV	7,526	1,020,884

Beverages - 0.2%
Anheuser-Busch InBev SA	9,230	750,563

Pharmaceuticals - 0.3%
UCB SA	4,118	1,227,649
Total Belgium		2,999,096

Brazil - 1.0%
Beverages - 0.2%
Ambev SA	229,052	726,944

Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	224,693	785,428

Metals & Mining - 0.5%
Vale SA	124,681	2,150,939

Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	17,729	532,109
Total Brazil		4,195,420

Canada - 8.5%
Automobile Components - 0.1%
Magna International, Inc.	9,372	590,950

Banks - 1.3%
Bank of Nova Scotia	31,666	2,402,256
Toronto-Dominion Bank	32,518	3,167,767
		5,570,023
Broadline Retail - 0.2%
Dollarama, Inc.	5,680	836,229

Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard, Inc.	16,898	1,025,488
Loblaw Cos. Ltd.	21,584	1,000,359
		2,025,847
Electronic Equipment, Instruments & Components - 0.2%
Celestica, Inc. (a)	2,414	670,338

Ground Transportation - 0.3%
Canadian National Railway Co.	5,254	589,590
Canadian Pacific Kansas City Ltd.	6,816	596,828
		1,186,418
Insurance - 0.5%
Fairfax Financial Holdings Ltd.	710	1,222,024
Power Corp. of Canada	21,584	1,084,224
		2,306,248
IT Services - 0.8%
CGI, Inc.	4,828	353,097
Shopify, Inc. - Class A (a)	23,146	2,794,217
		3,147,314
Metals & Mining - 2.5%
Agnico Eagle Mines Ltd.	17,040	4,280,206
Barrick Mining Corp.	58,504	2,968,412
Kinross Gold Corp.	45,298	1,674,370
Lundin Gold, Inc.	5,538	521,990
Pan American Silver Corp.	16,472	1,130,054
		10,575,032
Oil, Gas & Consumable Fuels - 1.8%
ARC Resources Ltd.	23,856	442,474
Canadian Natural Resources Ltd.	67,166	2,938,158
Imperial Oil Ltd.	8,094	946,738
Suncor Energy, Inc.	45,014	2,542,670
Whitecap Resources, Inc.	67,876	677,740
		7,547,780
Trading Companies & Distributors - 0.1%
Toromont Industries Ltd.	3,976	617,074

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. - Class B	16,330	651,739
Total Canada		35,724,992

Chile - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	15,620	898,429

China - 6.7%
Banks - 0.1%
China CITIC Bank Corp. Ltd. - Class H	453,000	417,482

Beverages - 0.1%
Nongfu Spring Co. Ltd. - Class H (b)	72,200	437,442

Consumer Staples Distribution & Retail - 0.1%
JD Health International, Inc. (a)(b)	57,550	417,461

Entertainment - 0.3%
NetEase, Inc.	60,700	1,390,372

Hotels, Restaurants & Leisure - 0.2%
Yum China Holdings, Inc.	13,950	772,444

Insurance - 1.2%
China Life Insurance Co. Ltd. - Class H	323,000	1,303,824
China Pacific Insurance Group Co. Ltd. - Class H	131,600	604,559
People's Insurance Co. Group of China Ltd. - Class H	499,000	408,849
PICC Property & Casualty Co. Ltd. - Class H	322,000	666,357
Ping An Insurance Group Co. of China Ltd. - Class H	224,500	1,951,326
		4,934,915
Interactive Media & Services - 3.1%
Baidu, Inc. - Class A (a)	59,450	939,996
Kuaishou Technology (b)	99,700	800,949
Tencent Holdings Ltd.	170,800	11,308,945
		13,049,890
Life Sciences Tools & Services - 0.2%
Wuxi Biologics Cayman, Inc. (a)(b)	130,500	670,899

Machinery - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	164,720	565,171

Metals & Mining - 0.7%
China Hongqiao Group Ltd.	149,000	675,351
CMOC Group Ltd. - Class H	219,000	676,310
Zijin Mining Group Co. Ltd. - Class H	258,000	1,484,009
		2,835,670
Oil, Gas & Consumable Fuels - 0.4%
China Shenhua Energy Co. Ltd. - Class H	136,500	784,447
PetroChina Co. Ltd. - Class H	936,000	1,141,376
		1,925,823
Technology Hardware, Storage & Peripherals - 0.2%
Xiaomi Corp. - Class B (a)(b)	184,800	824,388
Total China		28,241,957

Denmark - 0.6%
Biotechnology - 0.2%
Genmab AS (a)	2,698	788,673

Chemicals - 0.1%
Novonesis Novozymes B	7,384	438,467

Electrical Equipment - 0.3%
Vestas Wind Systems AS	41,748	1,072,485
Total Denmark		2,299,625

Finland - 0.6%
Communications Equipment - 0.2%
Nokia Oyj	110,902	849,675

Insurance - 0.2%
Sampo Oyj	78,526	871,078

Machinery - 0.2%
Wartsila OYJ Abp	18,602	811,067
Total Finland		2,531,820

France - 5.3%
Banks - 0.2%
Societe Generale SA	8,662	755,958

Chemicals - 0.3%
Air Liquide SA	5,254	1,106,536

Construction & Engineering - 0.5%
Bouygues SA	8,520	530,342
Vinci SA	8,804	1,464,195
		1,994,537
Diversified Telecommunication Services - 0.1%
Orange SA	27,974	601,254

Electrical Equipment - 0.7%
Legrand SA	6,532	1,187,447
Schneider Electric SE	5,964	1,949,922
		3,137,369
Food Products - 0.3%
Danone SA	12,780	1,096,926

Insurance - 0.2%
AXA SA	17,324	848,688

IT Services - 0.1%
Capgemini SE	4,118	520,400

Multi-Utilities - 0.3%
Engie SA	41,890	1,431,955

Oil, Gas & Consumable Fuels - 0.9%
TotalEnergies SE	47,428	3,770,434

Personal Care Products - 0.3%
L'Oreal SA	2,414	1,133,537

Pharmaceuticals - 0.3%
Sanofi SA	12,496	1,213,706

Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	343	830,437
LVMH Moet Hennessy Louis Vuitton SE	6,106	3,925,600
		4,756,037
Total France		22,367,337

Germany - 3.4%
Aerospace & Defense - 0.1%
Rheinmetall AG	284	558,228

Air Freight & Logistics - 0.5%
Deutsche Post AG	34,080	2,017,474

Automobiles - 0.4%
Bayerische Motoren Werke AG	5,254	555,379
Mercedes-Benz Group AG	17,466	1,217,632
		1,773,011
Construction Materials - 0.3%
Heidelberg Materials AG	4,828	1,081,338

Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	61,628	2,482,422

Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	9,088	546,584

Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	14,058	905,960

Industrial Conglomerates - 0.5%
Siemens AG	6,816	1,992,507

Insurance - 0.2%
Hannover Rueck SE	1,704	519,066
Talanx AG	3,550	448,831
		967,897
Multi-Utilities - 0.2%
E.ON SE	27,974	650,504

Pharmaceuticals - 0.2%
Merck KGaA	3,692	559,705

Real Estate Management & Development - 0.1%
Vonovia SE	16,330	553,589
Total Germany		14,089,219

Hong Kong - 4.9%
Broadline Retail - 2.7%
Alibaba Group Holding Ltd.	628,500	11,480,002

Capital Markets - 0.1%
Futu Holdings Ltd. - ADR (a)	2,556	380,435

Food Products - 0.2%
WH Group Ltd. (b)	498,500	626,996

Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	98,500	810,824

Insurance - 1.1%
AIA Group Ltd.	305,600	3,390,608
Prudential PLC	88,324	1,353,969
		4,744,577
Real Estate Management & Development - 0.6%
China Resources Land Ltd.	126,000	511,834
CK Asset Holdings Ltd.	95,000	604,481
Sun Hung Kai Properties Ltd.	63,500	1,185,035
		2,301,350
Total Hong Kong		20,344,184

Indonesia - 0.2%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	2,635,200	556,434

Industrial Conglomerates - 0.1%
Astra International Tbk PT	1,147,400	456,838
Total Indonesia		1,013,272

Ireland - 1.0%
Banks - 0.1%
AIB Group PLC	48,422	506,357

Broadline Retail - 0.4%
PDD Holdings, Inc. - ADR (a)	15,620	1,620,262

Passenger Airlines - 0.2%
Ryanair Holdings PLC	33,654	1,090,372

Trading Companies & Distributors - 0.3%
AerCap Holdings NV	7,384	1,103,465
Total Ireland		4,320,456

Israel - 0.7%
Banks - 0.4%
Bank Hapoalim BM	41,180	1,038,373
Mizrahi Tefahot Bank Ltd.	8,662	648,696
		1,687,069
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd. - ADR (a)	21,158	716,410

Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd. (a)	1,420	623,239
Total Israel		3,026,718

Italy - 1.5%
Banks - 0.3%
BPER Banca SPA	38,340	544,084
UniCredit SpA	10,082	862,612
		1,406,696
Electric Utilities - 0.4%
Enel SpA	120,132	1,447,018

Electrical Equipment - 0.3%
Prysmian SpA	10,224	1,238,270

Insurance - 0.1%
Unipol Assicurazioni SpA	18,602	465,099

Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	49,274	1,144,415

Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	7,952	549,107
Total Italy		6,250,605

Japan - 11.9%
Automobile Components - 0.8%
Aisin Corp.	28,400	505,477
Bridgestone Corp.	32,600	792,429
Sumitomo Electric Industries Ltd.	28,400	1,886,786
		3,184,692
Automobiles - 0.4%
Subaru Corp.	28,400	539,485
Suzuki Motor Corp.	62,300	945,680
		1,485,165
Banks - 0.2%
Sumitomo Mitsui Trust Group, Inc.	18,000	631,985

Capital Markets - 0.1%
SBI Holdings, Inc.	28,400	609,227

Chemicals - 0.3%
Asahi Kasei Corp.	56,800	670,878
Nitto Denko Corp.	29,500	687,039
		1,357,917
Construction & Engineering - 0.4%
Kajima Corp.	17,700	809,486
Obayashi Corp.	28,400	803,089
		1,612,575
Electric Utilities - 0.2%
Kansai Electric Power Co., Inc.	42,600	770,082

Electrical Equipment - 1.1%
Fuji Electric Co. Ltd.	6,500	578,971
Fujikura Ltd.	8,800	1,508,225
Mitsubishi Electric Corp.	61,700	2,367,014
		4,454,210
Electronic Equipment, Instruments & Components - 0.5%
Murata Manufacturing Co. Ltd.	56,800	1,494,153
Yokogawa Electric Corp.	14,200	567,854
		2,062,007
Entertainment - 0.2%
Konami Group Corp.	3,000	400,154
Nexon Co. Ltd.	17,200	365,774
		765,928
Financial Services - 0.2%
ORIX Corp.	28,400	1,008,044

Gas Utilities - 0.3%
Osaka Gas Co. Ltd.	16,800	700,982
Tokyo Gas Co. Ltd.	14,200	696,156
		1,397,138
Ground Transportation - 0.2%
Central Japan Railway Co.	31,800	938,331

Health Care Equipment & Supplies - 0.4%
Hoya Corp.	8,200	1,484,155

Household Durables - 0.6%
Panasonic Holdings Corp.	42,600	692,064
Sony Group Corp.	71,000	1,656,280
		2,348,344
Insurance - 0.4%
Sompo Holdings, Inc.	28,400	1,135,709
Tokio Marine Holdings, Inc.	14,200	593,497
		1,729,206
IT Services - 0.2%
NEC Corp.	32,300	896,412

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	15,400	418,516

Machinery - 0.3%
Komatsu Ltd.	29,700	1,432,652

Oil, Gas & Consumable Fuels - 0.3%
Inpex Corp.	42,600	1,036,596

Pharmaceuticals - 0.5%
Astellas Pharma, Inc.	71,000	1,182,765
Otsuka Holdings Co. Ltd.	16,000	1,097,301
		2,280,066
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co. Ltd.	71,000	957,715

Semiconductors & Semiconductor Equipment - 2.2%
Advantest Corp.	21,900	3,765,344
Lasertec Corp.	3,500	754,395
SCREEN Holdings Co. Ltd.	5,100	748,679
Tokyo Electron Ltd.	14,200	4,001,806
		9,270,224
Specialty Retail - 0.3%
Fast Retailing Co. Ltd.	3,000	1,326,097

Technology Hardware, Storage & Peripherals - 0.1%
FUJIFILM Holdings Corp.	28,400	589,950

Trading Companies & Distributors - 1.0%
Marubeni Corp.	44,800	1,723,551
Sumitomo Corp.	31,000	1,322,659
Toyota Tsusho Corp.	28,400	1,270,830
		4,317,040
Wireless Telecommunication Services - 0.4%
SoftBank Group Corp.	66,000	1,728,134
Total Japan		50,092,408

Luxembourg - 0.4%
Energy Equipment & Services - 0.2%
Tenaris SA	22,862	624,558

Metals & Mining - 0.2%
ArcelorMittal SA	14,768	968,119
Total Luxembourg		1,592,677

Mexico - 0.6%
Metals & Mining - 0.3%
Fresnillo PLC	12,212	697,800
Industrias Penoles SAB de CV	11,786	750,261
		1,448,061
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV (a)	803,578	1,047,516
Total Mexico		2,495,577

Netherlands - 5.3%
Biotechnology - 0.3%
Argenx SE (a)	1,704	1,323,640

Broadline Retail - 0.5%
Prosus NV	38,908	2,000,316

Construction & Engineering - 0.2%
Ferrovial SE	12,496	932,575

Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	27,406	1,352,635

Insurance - 0.2%
NN Group NV	6,390	523,244

Semiconductors & Semiconductor Equipment - 3.8%
ASM International NV	1,278	1,078,503
ASML Holding NV	10,224	14,900,310
		15,978,813
Total Netherlands		22,111,223

Norway - 0.3%
Metals & Mining - 0.2%
Norsk Hydro ASA	74,408	689,747

Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA	18,460	546,716
Total Norway		1,236,463

Singapore - 0.8%
Banks - 0.2%
DBS Group Holdings Ltd.	18,602	840,024

Capital Markets - 0.1%
Singapore Exchange Ltd.	35,500	510,791

Diversified Telecommunication Services - 0.2%
Singapore Telecommunications Ltd.	194,398	774,580

Hotels, Restaurants & Leisure - 0.3%
Trip.com Group Ltd.	20,250	1,064,863
Total Singapore		3,190,258

South Africa - 1.6%
Banks - 0.3%
Capitec Bank Holdings Ltd.	2,556	761,409
Standard Bank Group Ltd.	29,962	604,612
		1,366,021
Broadline Retail - 0.4%
Naspers Ltd.	27,264	1,515,740

Insurance - 0.1%
Sanlam Ltd.	92,584	617,353

Metals & Mining - 0.5%
Gold Fields Ltd.	35,500	2,069,907

Wireless Telecommunication Services - 0.3%
MTN Group Ltd.	80,798	1,053,222
Total South Africa		6,622,243

Spain - 3.7%
Banks - 2.3%
Banco Bilbao Vizcaya Argentaria SA	184,458	4,304,623
Banco Santander SA	433,526	5,527,225
		9,831,848
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	7,706	997,953

Electric Utilities - 0.7%
Endesa SA	13,632	556,839
Iberdrola SA	95,444	2,261,171
		2,818,010
Oil, Gas & Consumable Fuels - 0.2%
Repsol SA	38,340	861,428

Specialty Retail - 0.3%
Industria de Diseno Textil SA	17,750	1,191,709
Total Spain		15,700,948

Sweden - 1.6%
Banks - 0.3%
Svenska Handelsbanken AB - Class A	35,784	573,172
Swedbank AB - Class A	13,348	514,249
		1,087,421
Building Products - 0.3%
Assa Abloy AB - Class B	26,128	1,116,017

Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson - Class B	77,248	894,621

Entertainment - 0.1%
Spotify Technology SA (a)	994	511,850

Machinery - 0.5%
Atlas Copco AB - Class B	30,246	569,064
Sandvik AB	32,944	1,457,512
		2,026,576
Metals & Mining - 0.2%
Boliden AB	13,348	1,060,731
Total Sweden		6,697,216

Switzerland - 7.2%
Building Products - 0.1%
Geberit AG	625	526,761

Capital Markets - 0.6%
Julius Baer Group Ltd.	8,946	763,293
UBS Group AG	41,322	1,720,384
		2,483,677
Construction Materials - 0.3%
Holcim AG	11,360	1,047,274

Diversified Telecommunication Services - 0.2%
Swisscom AG	994	932,784

Food Products - 0.2%
Chocoladefabriken Lindt & Spruengli AG	45	740,977

Insurance - 0.1%
Swiss Re AG	2,840	502,176

Pharmaceuticals - 4.8%
Novartis AG	50,694	8,604,496
Roche Holding AG	1,562	774,855
Roche Holding AG	22,862	10,912,862
		20,292,213
Professional Services - 0.1%
SGS SA	4,686	591,197

Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,112	471,007

Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA	13,206	2,700,973
Total Switzerland		30,289,039

Taiwan - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	43,736	16,382,631

Thailand - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	83,267	747,354

United Kingdom - 9.0%
Aerospace & Defense - 0.6%
Rolls-Royce Holdings PLC (a)	140,580	2,526,359

Banks - 0.6%
Barclays PLC	162,022	988,796
NatWest Group PLC	93,294	778,257
Standard Chartered PLC	27,264	673,122
		2,440,175
Broadline Retail - 0.2%
Next PLC	4,544	827,930

Capital Markets - 0.2%
3i Group PLC	18,744	839,152

Consumer Staples Distribution & Retail - 0.3%
Tesco PLC	172,672	1,118,367

Electric Utilities - 0.1%
SSE PLC	17,040	617,503

Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	13,490	760,645

Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	27,832	514,421

Metals & Mining - 1.3%
Anglogold Ashanti PLC	18,460	2,327,696
Rio Tinto PLC	33,654	3,326,713
		5,654,409
Multi-Utilities - 0.2%
National Grid PLC	42,032	787,927

Oil, Gas & Consumable Fuels - 1.5%
BP PLC	253,754	1,633,432
Shell PLC	110,760	4,587,697
		6,221,129
Pharmaceuticals - 3.1%
AstraZeneca PLC	43,878	9,190,354
GSK PLC	133,196	3,950,843
		13,141,197
Tobacco - 0.2%
Imperial Brands PLC	23,430	1,049,887

Trading Companies & Distributors - 0.2%
Ashtead Group PLC	9,372	672,685

Wireless Telecommunication Services - 0.2%
Vodafone Group PLC	484,788	748,059
Total United Kingdom		37,919,845

United States - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd. (a)	39,700	975,830
TOTAL COMMON STOCKS (Cost $312,270,846)		351,350,913

EXCHANGE TRADED FUNDS - 15.4%	Shares	Value
iShares MSCI India ETF (a)	132,912	6,947,310
iShares MSCI South Korea ETF	310,128	46,944,075
iShares MSCI Taiwan ETF	141,432	10,702,160
TOTAL EXCHANGE TRADED FUNDS (Cost $46,223,963)		64,593,545

PREFERRED STOCKS - 0.7%	Shares	Value
Brazil - 0.7%
Banks - 0.4%
Itau Unibanco Holding SA, 0.00%	180,152	1,632,316
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras, 0.00%	152,733	1,177,115
TOTAL PREFERRED STOCKS (Cost $2,158,922)		2,809,431

REAL ESTATE INVESTMENT TRUSTS - 0.1%	Shares	Value
France - 0.1%
Retail REITs - 0.1%
Unibail-Rodamco-Westfield	4,402	552,129
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $468,243)		552,129

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.60% (c)	573,159	573,159
TOTAL MONEY MARKET FUNDS (Cost $573,159)		573,159

TOTAL INVESTMENTS - 100.0% (Cost $361,695,133)		419,879,177
Other Assets in Excess of Liabilities - 0.0% (d)		175,941
TOTAL NET ASSETS - 100.0%		$420,055,118

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $3,778,135 or 0.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

Horizon International Managed Risk ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$351,350,913	$–	$–	$351,350,913
Exchange Traded Funds	64,593,545	–	–	64,593,545
Preferred Stocks	2,809,431	–	–	2,809,431
Real Estate Investment Trusts	552,129	–	–	552,129
Money Market Funds	573,159	–	–	573,159
Total Investments	$419,879,177	$–	$–	$419,879,177

Refer to the Schedule of Investments for further disaggregation of investment categories.